Operating loss	6 Months Ended
Jun. 30, 2024
Operating loss
Operating loss

4.     Operating loss

In January 2024, Affimed announced a strategic restructuring which led to a reduction of its headcount by approximately 50% via the dissolution of its research and preclinical development departments. The Group incurred €1.6 million as termination expenses, with €1.5 million included in research and development expenses and €0.1 million included in general administrative expenses, to be offset by cost savings in 2024 achieved by a reduction in payroll, laboratory activities and related costs. Further, this restructuring resulted in the selling of laboratory equipment which led to an impairment of €1.6 million and an impairment of laboratory inventory of €0.5 million in the six months ended June 30, 2024.

In April 2023, Affimed had also conducted a reorganization of its operations to focus on the Group’s three clinical stage development programs. As a result, of that reorganization, the Group incurred a one-time expenditure for termination payments of €1.1 million during the three and six months ended June 30, 2023.